LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.16%
INVESTMENT COMPANIES–95.16%
Equity Fund–37.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,636,891	$34,070,242
		34,070,242
International Equity Funds–57.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	719,825	9,331,816
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,066,957	9,334,801
LVIP Loomis Sayles Global Growth Fund	1,885,846	32,904,244
		51,570,861
Total Affiliated Investments (Cost $54,514,660)		85,641,103

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.57%
INVESTMENT COMPANY–4.57%
Money Market Fund–4.57%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	4,117,200	$4,117,200
Total Unaffiliated Investment (Cost $4,117,200)		4,117,200

TOTAL INVESTMENTS–99.73% (Cost $58,631,860)	89,758,303
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	239,304
NET ASSETS APPLICABLE TO 6,254,479 SHARES OUTSTANDING–100.00%	$89,997,607

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	British Pound	$322,775	$323,560	6/16/25	$—	$(785)
4	Euro	543,100	549,249	6/16/25	—	(6,149)
4	Japanese Yen	335,950	343,068	6/16/25	—	(7,118)
					—	(14,052)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	222,160	221,508	6/20/25	652	—
5	E-mini Russell 2000 Index	506,775	510,425	6/20/25	—	(3,650)
7	E-mini S&P 500 Index	1,978,638	1,970,105	6/20/25	8,533	—
2	E-mini S&P MidCap 400 Index	587,720	576,565	6/20/25	11,155	—
8	Euro STOXX 50 Index	448,869	458,741	6/20/25	—	(9,872)
2	FTSE 100 Index	221,974	221,945	6/20/25	29	—
1	Nikkei 225 Index (OSE)	237,749	242,485	6/12/25	—	(4,736)
					20,369	(18,258)
Total Futures Contracts					$20,369	$(32,310)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.16%@
Equity Fund-37.86%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,756,796	$1,650,893	$1,793,581	$302,120	$(1,845,986)	$34,070,242	1,636,891	$—	$—
International Equity Funds-57.30%@
✧✧LVIP Dimensional International Core Equity Fund	9,203,189	30,087	546,499	7,035	638,004	9,331,816	719,825	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	9,186,530	30,087	675,863	10,405	783,642	9,334,801	1,066,957	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	36,822,504	120,348	2,999,627	1,351,004	(2,389,985)	32,904,244	1,885,846	—	—
Total	$90,969,019	$1,831,415	$6,015,570	$1,670,564	$(2,814,325)	$85,641,103		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3